23. Other Liabilities and Other Deferred Income	12 Months Ended
Dec. 31, 2017
Other Liabilities And Other Deferred Income
Other Liabilities and Other Deferred Income

Note 23 — Other Liabilities and Other Deferred Income

Details of accrued expenses and other deferred income at December 31 are as follows:

	2017	2016	2015
Other deferred income	$306,055	$301,800	$276,496
Other Liabilities	2,797	–	82,138
Total accrued expenses and other deferred income	$308,852	$301,800	$358,634

Other deferred income consists of rental income and condominium expenses reimbursement invoiced to certain tenants immediately before the actual leasing period (prepayment from tenants). Accrued expenses consist of certain interest and condominium expenses.